BORROWINGS	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
BORROWINGS
NOTE 20 - BORROWINGS
20.1 Analysis by nature

		At December 31,
		2020							2019
(in millions of Euros)		Nominal Value in Currency		Nominal rate	Nominal Value in Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2022)			$—	Floating	—	—	—	—	127
Secured U.S. DDTL (due 2022) (A)			$—	Floating	—	—	—	—	—
Secured PGE French Facility (due 2026) (B)			€180	Floating	180	—	—	180	—
Secured German Facility (due 2022) (C)			€—	2.000%	—	—	—	—	—
Secured Inventory Facility (due 2021)			€—	Floating	—	—	—	—	—
Senior Unsecured Notes (D)
Issued May 2014 and	due 2024		$400	5.750%	326	(3)	2	325	355
Issued May 2014 and	due 2021		€—	4.625%	—	—	—	—	200
Issued February 2017 and	due 2025		$650	6.625%	530	(8)	12	534	582
Issued November 2017 and	due 2026		$500	5.875%	407	(5)	9	411	449
Issued November 2017 and	due 2026		€400	4.250%	400	(5)	6	401	400
Issued June 2020 and	due 2028 (E)		$325	5.625%	265	(6)	1	260	—
Unsecured Revolving Credit Facility (due 2021) (F)			€—	Floating	—	—	—	—	—
Unsecured Swiss Facility (due 2025) (G)		CHF	20	1.180%	18	—	—	18	—
Unsecured German Facility (due 2022) (C)			€—	2.120%	—	—	—	—	—
Lease liabilities					194	—	1	195	188
Other loans (H)					66	—	1	67	60
Total Borrowings					2,386	(27)	32	2,391	2,361
Of which non-current								2,299	2,160
Of which current								92	201
(A)The Pan-U.S. ABL was amended on April 24, 2020 to include a delayed draw term loan (the “U.S. DDTL”) of up to the lesser of $166 million and 50% of the net orderly liquidation value of certain eligible equipment (the Pan-U.S. ABL and the U.S. DDTL are collectively referred to as the “U.S. revolving credit facilities").The U.S. revolving credit facilities were further amended on September 25, 2020 to, among other things, extend the delayed draw term loan commitment expiration date to May 1, 2021.
(B)On May 13, 2020, one of our French entities entered into a fully committed term loan with a syndicate of banks (the “PGE French Facility”) for an aggregate amount of up to €180 million, of which 80% is guaranteed by the French State. Bpifrance Financement, a related party, provided €30 million of the PGE French Facility. The PGE French Facility will mature no earlier than May 20, 2021, and the borrower has the option to extend the PGE French Facility for up to five years. The facility bears interest at an annual rate equal to EURIBOR (floored at zero) plus a margin of 1.3% per annum in the first year, increasing by 0.50% per annum annually thereafter. The cost of the French State guarantee initially equals to 0.5% per annum of the total amount of the loan and will step up to 1% for each of the second and third years and to 2% for each of the fourth, fifth and sixth years. The PGE French facility has been recorded at amortized cost assuming a two-year draw resulting in an effective interest rate of 2.5%.
(C)On July 15, 2020, two of our German entities entered into two credit facilities of €25 million each of which 80% is guaranteed by the German State.
(D)Senior Unsecured Notes have been issued by Constellium SE and are guaranteed by certain subsidiaries.
(E)On June 30, 2020, Constellium SE issued $325 million of 5.625% Senior Notes due 2028. Deferred arrangement fees were €6 million. A portion of the net proceeds from the issuance was used to repurchase the remaining €200 million of the 4.625% Senior Notes due 2021.
(F)The Unsecured Revolving Credit Facility of one of our French entities has a €3 million borrowing base and is provided by Bpifrance Financement, a related party.
(G)On May 22, 2020, Constellium Valais entered into an uncommitted revolving credit facility for an amount of CHF20 million, of which 85% is guaranteed by the Swiss state. This facility may be terminated by either party at any time.
(H)Other loans include €44 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
20.2 Securities against borrowings and covenants
Assets pledged as security
Constellium has pledged assets and financial instruments as collateral against certain of its borrowings.
Pan-U.S. ABL and U.S. DDTL ( " U.S. revolving credit facilities")
Obligations under these facilities are, subject to certain permitted liens, secured by substantially all assets of Ravenswood, Muscle Shoals, and Bowling Green.
PGE French Facility
Obligations under the PGE French Facility are secured by pledges of (i) the shares of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S. owned by Constellium France Holdco S.A.S., and (ii) certain French bank accounts of Constellium International S.A.S., Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S.
Secured German Facility
Obligations under the Secured German Facility are secured by a charge on the land of the Constellium Singen GmbH.
French Inventory Facility
Obligations under the Secured Inventory Facility of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S. (the “French Inventory Facility”) are secured by possessory and non-possessory pledges of the eligible inventory of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S.
Lease liabilities
Lease liabilities are generally secured as the rights to the leased assets recognized in the financial statements revert to the lessor in the event of default.
Covenants
The Group was in compliance with all applicable debt covenants at and for the years ended December 31, 2020 and 2019.
Constellium SE Senior Notes
The indentures for our outstanding Senior Notes contain customary terms and conditions, including amongst other things, limitations on incurring or guaranteeing additional indebtedness, on paying dividends, on making other restricted payments, on creating restrictions on dividends and other payments to us from certain of our subsidiaries, on incurring certain liens, on selling assets and subsidiary stock, and on merging.
Pan-U.S. ABL and U.S. DDTL ( " U.S. revolving credit facilities")
These facilities contain a fixed charge coverage ratio covenant and an EBITDA contribution ratio covenant along with customary affirmative and negative covenants. Evaluation of compliance with the maintenance covenants is only required if the excess availability falls below 10% of the aggregate revolving loan commitment.
PGE French Facility
The PGE French Facility contains a net debt leverage covenant and an interest coverage ratio covenant with semi-annual testing dates beginning on June 30, 2021.
The PGE French Facility also contains customary terms and conditions, including, amongst other things, negative covenants and limitations on incurring additional indebtedness, on selling assets, on certain corporate transactions and reorganizations, on making loans and advances and on entering into certain derivative transactions.
Unsecured German Facility
The unsecured German Facility has an interest coverage covenant applicable if the facility is drawn.
20.3 Movements in borrowings

		At December 31,
(in millions of Euros)	Notes	2020	2019
At December 31, prior period		2,361	2,151
IFRS 16 application		—	102
At January 1		2,361	2,253
Cash flows
Proceeds from issuance of Senior Notes		290	—
Repayment of Senior Notes (A)		(200)	(100)
(Repayments) / proceeds from U.S. revolving credit facilities		(129)	105
Proceeds from other borrowings		202	8
Repayments from other borrowings		(10)	(4)
Lease repayments		(35)	(86)
Payment of deferred financing costs		(6)	—
Non-cash changes
Borrowings assumed through business combination	33	—	75
Movement in interests accrued or capitalized		(1)	1
Changes in leases and other loans		62	75
Deferred arrangement fees		5	5
Effects of changes in foreign exchange rates		(148)	29
At December 31		2,391	2,361
(A)On August 8, 2019, €100 million of the €300 million outstanding aggregate principal amount of the 4.625% Senior Notes due 2021 were redeemed. On June 30, 2020, the remaining €200 million were redeemed.
20.4 Currency concentration

	At December 31,
(in millions of Euros)	2020	2019
U.S. Dollar	1,602	1,597
Euro	757	746
Other currencies	32	18
Total borrowings	2,391	2,361